DIGITAL ASSETS - Activity (Details) - Galaxy Digital Holdings, LP - USD ($) $ in Thousands	3 Months Ended	12 Months Ended
	Mar. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Crypto Asset [Roll Forward]
Digital asset beginning balance	$ 2,928,225	$ 1,088,171	$ 562,015
Purchases and receipts	18,118,232	62,556,582	73,938,618
Sales or disbursements	(18,203,953)	(62,377,805)	(73,988,600)
Net transferred (borrow / loaned)	423,621	472,881	99,375
Impairment	(112,429)	(331,920)	(98,340)
Gains	425,673	3,297,421	1,341,925
Losses	(926,000)	(1,777,105)	(766,822)
Digital asset ending balance	2,653,369	2,928,225	1,088,171
Gains	365,200	3,200,000	1,200,000
Realized loss	820,700	1,600,000	753,400
Digital intangible assets
Crypto Asset [Roll Forward]
Digital asset beginning balance	550,203	277,634	68,785
Purchases and receipts	2,906,707	13,951,687	14,479,087
Sales or disbursements	(3,122,560)	(13,788,542)	(14,370,033)
Net transferred (borrow / loaned)	153,760	(54,557)	123,493
Impairment	(112,429)	(331,920)	(98,340)
Gains	76,888	522,732	128,059
Losses	(55)	(26,831)	(53,417)
Digital asset ending balance	452,514	550,203	277,634
Digital intangible assets at fair value
Crypto Asset [Roll Forward]
Digital asset beginning balance	2,018,357	736,151	293,598
Purchases and receipts	11,118,886	36,373,625	43,422,739
Sales or disbursements	(11,141,072)	(36,833,231)	(43,308,884)
Net transferred (borrow / loaned)	265,154	717,704	(159,961)
Impairment	0	0	0
Gains	347,812	2,772,182	1,200,898
Losses	(922,761)	(1,748,074)	(712,239)
Digital asset ending balance	1,686,376	2,018,357	736,151
Digital financial assets
Crypto Asset [Roll Forward]
Digital asset beginning balance	359,665	74,386	199,632
Purchases and receipts	4,092,639	12,231,270	16,036,792
Sales or disbursements	(3,940,321)	(11,756,032)	(16,309,683)
Net transferred (borrow / loaned)	4,707	(190,266)	135,843
Impairment	0	0	0
Gains	973	2,507	12,968
Losses	(3,184)	(2,200)	(1,166)
Digital asset ending balance	$ 514,479	$ 359,665	$ 74,386